REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests

US$
Balance as of December 31, 2021	—
Issuance of redeemable preferred shares of VIE’s subsidiary	4,356,074
Accretion of redeemable non-controlling interests	61,870
Foreign currency translation adjustment	223,798
Balance as of December 31, 2022	4,641,742